Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10. Commitments and Contingencies

Legal Contingencies

From time to time, we may be involved in various disputes, including lawsuits and claims arising in the ordinary course of business, including actions with respect to intellectual property, employment, and contractual matters. Any of these claims could subject us to costly legal expenses. While we do generally believe that we have adequate insurance to cover many different types of liabilities, our insurance carriers may deny coverage, or our policy limits may be inadequate to fully satisfy any damage awards or settlement. If this were to happen, the payment of any such awards could have a material adverse effect on our consolidated results of operations and financial position. Additionally, any such claims, whether or not successful, could damage our reputation and business. We are currently not a party to any legal proceedings.

Leases

Our commitments include payments related to operating leases. Approximate annual future minimum operating lease payments as of March 31, 2020 are as follows (in thousands):

Year	Operating Leases
2020	$765
2021	1,044
2022	661
2023	187

Total minimum lease payments:	2,657
Less: imputed interest	(363)

Total operating lease liabilities	2,294

The weighted-average remaining lease term of our operating leases is approximately 2.7 years. As of March 31, 2020, we have entered an additional lease for real estate that has not yet commenced with total minimum lease payments of approximately $23.1 million. This lease is expected to commence in the first quarter of 2021 and has a lease term of 10 years.

10. Commitments and Contingencies

Operating Leases

We entered into a non-cancellable operating lease agreement in January 2016 to lease 11,121 square feet of laboratory and office space in San Diego. In December 2018, we entered into an amendment to the lease to extend the term of the agreement through June 2022. The lease is subject to further extension or earlier termination and subject to approximately 3% annual increases throughout the term of the lease. We also pay a pro rata share of operating costs, including utilities, maintenance, insurance costs and real property taxes. As part of the amendment, we received incentives in the form of a base rate abatement period.

In April 2019, we entered into a lease for approximately 4,800 square feet of office space in New York, New York. The lease commenced in May 2019 and continues through June 30, 2023. The lease is subject to approximately 3.0% annual increases throughout the term of the lease. We received lease incentives under the agreement, including tenant allowances and a free rent period. We also pay for various operating costs, including utilities and real property taxes. The agreement does not contain a renewal option but does contain an early termination provision.

In August 2019, we entered into a sublease for approximately 2,333 square feet of office space adjacent to the existing laboratory and office space in San Diego, California. The lease commenced in October 2019 and continues through February 2022. The lease is subject to approximately 3% annual increases throughout the term of the lease. We also pay for various operating costs, including utilities and real property taxes. The agreement does not contain a renewal option or an early termination provision.

Rent expense recorded by the Company under the leases was approximately $0.8 million and $0.4 million for the years ended December 31, 2019 and 2018, respectively.

The following table presents the weighted average remaining lease term and weighted average discount rates related to our operating leases as of December 31, 2019:

Cash paid in 2019 related to operating leases (in thousands)	$700
Weighted average remaining lease term (in years)	2.9
Weighted average discount rate	11.0%

Approximate annual future minimum operating lease payments as of December 31, 2019 are as follows (in thousands):

Year-ending December 31,	Payment Amount
2020	$1,015
2021	1,044
2022	661
2023	187

Total minimum lease payments:	2,907
Less: imputed interest	(431)

Total operating lease liabilities	2,476
Less: current portion	781

Lease liability, net of current portion	$1,695

As of December 31, 2018, prior to the adoption of ASU 2016-02, future minimum operating lease payments were $1.8 million and $1.3 million for the years ending December 31, 2019 and 2020, respectively.

As of December 31, 2019, we have had no additional significant operating or finance leases that had not yet commenced.